Employee benefit plans - Schedule of Components of Net Defined Benefit Plan Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan [Abstract]
Interest costs		$ 11,610	$ 6,181
Service costs		124,010	67,258
Amortization of unrecognized prior service credit		0	0
Actuarial (gain) loss		16,627	11,317
Curtailment		0	0
Net periodic defined benefit pension cost	$ 190,717	$ 152,247	$ 84,756